Intangible Assets - Main Hypotheses Used In The Calculations Of The Value In Use (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Discount rates	6.00%	6.25%
Bottom of range [member] | Covid19 [Member]
Disclosure of detailed information about borrowings [line items]
Discount rates	9.34%
Top of range [member] | Covid19 [Member]
Disclosure of detailed information about borrowings [line items]
Discount rates	14.11%